Condensed Financial Information of the Company - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2018 CNY (¥) shares
Current assets:
Cash and cash equivalents	$ 193,787	¥ 1,386,412		¥ 1,410,747
Short-term investments	63,518	454,426		815,854
Other current assets	1,641	11,749		10,017
Total current assets	338,205	2,419,625		2,479,565
Non-current assets:
Long-term investments	207,936	1,487,638		484,103
Total non-current assets	510,441	3,651,850		1,723,362
Total assets	848,646	6,071,475		4,202,927
Non-current liabilities:
Total liabilities	686,859	4,914,002		3,107,684
Shareholder' (deficit)/equity:
Additional paid-in capital	769,047	5,501,992		5,426,503
Treasury stock	(28,481)	(203,759)
Statutory reserves	990	7,080		4,272
Accumulated deficit	(601,059)	(4,300,153)		(4,535,042)
Accumulated other comprehensive income	12,181	87,148		128,900
Total OneSmart International Education Group Limited shareholders' equity	152,684	1,092,350		1,024,675
Total liabilities, non-controlling interests and shareholders' equity	848,646	6,071,475		4,202,927
Class A ordinary shares
Shareholder' (deficit)/equity:
Common stock, value	$ 4	¥ 26		¥ 26
Shareholder' Deficit, Other Disclosures
Par value (in dollars per share) | $ / shares	$ 0.000001		$ 0.000001
Ordinary shares, shares authorized (in shares)	37,703,157,984	37,703,157,984	37,703,157,984	37,703,157,984
Ordinary shares, shares issued (in shares)	4,314,817,545	4,314,817,545	4,220,365,545	4,220,365,545
Ordinary shares, shares outstanding (in shares)	4,130,261,827	4,130,261,827	4,220,365,545	4,220,365,545
Class B ordinary shares
Shareholder' (deficit)/equity:
Common stock, value	$ 2	¥ 16		¥ 16
Shareholder' Deficit, Other Disclosures
Par value (in dollars per share) | $ / shares	$ 0.000001		$ 0.000001
Ordinary shares, shares issued (in shares)	2,296,842,016	2,296,842,016	2,296,842,016	2,296,842,016
Ordinary shares, shares outstanding (in shares)	2,296,842,016	2,296,842,016	2,296,842,016	2,296,842,016
The Company | Reportable legal entities
Current assets:
Cash and cash equivalents	$ 79,412	¥ 568,138	$ 119,387	¥ 854,132
Short-term investments	15,890	113,680		204,900
Other current assets | ¥				257
Total current assets	95,302	681,818		1,059,289
Non-current assets:
Long-term investments	127,129	909,518		67,346
Investments in subsidiaries, VIEs and VIEs' subsidiaries	239,383	1,712,621		2,140,954
Total non-current assets	366,512	2,622,139		2,208,300
Total assets	461,814	3,303,957		3,267,589
Non-current liabilities:
Amounts due to subsidiaries	309,130	2,211,606		2,242,914
Total liabilities	309,130	2,211,606		2,242,914
Shareholder' (deficit)/equity:
Additional paid-in capital	769,047	5,501,992		5,426,503
Treasury stock	(28,481)	(203,759)
Statutory reserves	990	7,080		4,272
Accumulated deficit	(601,059)	(4,300,153)		(4,535,042)
Accumulated other comprehensive income	12,181	87,148		128,900
Total OneSmart International Education Group Limited shareholders' equity	152,684	1,092,350		1,024,675
Total liabilities, non-controlling interests and shareholders' equity	461,814	3,303,956		3,267,589
The Company | Reportable legal entities | Class A ordinary shares
Shareholder' (deficit)/equity:
Common stock, value	$ 4	¥ 26		¥ 26
Shareholder' Deficit, Other Disclosures
Par value (in dollars per share) | $ / shares	$ 0.000001		$ 0.000001
Ordinary shares, shares authorized (in shares)	37,703,157,984	37,703,157,984	44,134,792,439	44,134,792,439
Ordinary shares, shares issued (in shares)	4,220,365,545	4,220,365,545	94,897,359	94,897,359
Ordinary shares, shares outstanding (in shares)	4,220,365,545	4,220,365,545	94,879,359	94,879,359
The Company | Reportable legal entities | Class B ordinary shares
Shareholder' (deficit)/equity:
Common stock, value	$ 2	¥ 16		¥ 16
Shareholder' Deficit, Other Disclosures
Par value (in dollars per share) | $ / shares	$ 0.000001		$ 0.000001
Ordinary shares, shares authorized (in shares)	2,296,842,016	2,296,842,016	2,439,484,566	2,439,484,566
Ordinary shares, shares issued (in shares)	2,296,842,016	2,296,842,016	2,439,484,566	2,439,484,566
Ordinary shares, shares outstanding (in shares)	2,296,842,016	2,296,842,016	2,439,484,566	2,439,484,566